T. ROWE PRICE Institutional Small-Cap Stock Fund
March 31, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.2%
COMMUNICATION
SERVICES  3.6%
Diversified Telecommunication
Services  0.1%
AST SpaceMobile (1) 222,800 5,067
5,067
Entertainment  2.6%
Atlanta Braves Holdings, Class C (1) 433,176 17,331
Liberty Media Corp-Liberty Live,
Class C (1) 1,119,393 76,276
Madison Square Garden Sports (1) 71,386 13,900
107,507
Interactive Media & Services  0.9%
Reddit, Class A (1) 230,316 24,160
Vimeo (1) 2,484,818 13,070
37,230
Total Communication Services 149,804
CONSUMER
DISCRETIONARY  5.8%
Broadline Retail  0.4%
Global-e Online (1) 286,912 10,229
Ollie's Bargain Outlet Holdings (1) 4,771 555
Savers Value Village (1) 899,330 6,205
16,989
Diversified Consumer
Services  1.1%
Bright Horizons Family Solutions (1) 207,338 26,340
Duolingo (1) 27,156 8,433
Strategic Education  141,922 11,916
46,689
Hotels, Restaurants &
Leisure  2.8%
Cava Group (1) 9,263 800
Dutch Bros, Class A (1) 262,889 16,231
Life Time Group Holdings (1) 83,087 2,509
Papa John's International  237,600 9,761
Planet Fitness, Class A (1) 491,914 47,524
Red Rock Resorts, Class A  288,781 12,524
Shake Shack, Class A (1) 67,992 5,995
Torchys Holdings, Class A,
Acquisition Date: 11/13/20,
Cost $17,606 (1)(2)(3)(4) 2,059,233 7,660
Wyndham Hotels & Resorts  151,088 13,675
116,679
Household Durables  0.7%
Champion Homes (1) 145,773 13,814
Installed Building Products  88,651 15,200
29,014
Leisure Products  0.3%
Peloton Interactive, Class A (1) 1,922,009 12,147
Shares/Par $ Value
(Cost and value in $000s)
‡
12,147
Specialty Retail  0.4%
Burlington Stores (1) 48,102 11,464
Floor & Decor Holdings, Class A (1) 5,532 445
RH (1) 12,533 2,938
14,847
Textiles, Apparel & Luxury
Goods  0.1%
Skechers USA, Class A (1) 59,372 3,371
3,371
Total Consumer Discretionary 239,736
CONSUMER STAPLES  2.1%
Beverages  0.3%
Primo Brands  361,084 12,815
12,815
Food Products  0.9%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $6,258 (1)(2)(3) 338,911 1,186
Post Holdings (1) 126,606 14,732
Simply Good Foods (1) 576,764 19,893
35,811
Personal Care Products  0.9%
BellRing Brands (1) 185,250 13,794
Interparfums  141,752 16,141
Olaplex Holdings (1) 4,774,246 6,063
35,998
Total Consumer Staples 84,624
ENERGY  4.7%
Energy Equipment &
Services  2.1%
Cactus, Class A  303,000 13,887
Expro Group Holdings (1) 39,357 391
TechnipFMC  1,679,126 53,212
Weatherford International  373,358 19,993
87,483
Oil, Gas & Consumable
Fuels  2.6%
Antero Resources (1) 124,157 5,021
DT Midstream  46,652 4,501
Expand Energy  203,177 22,618
Magnolia Oil & Gas, Class A  555,151 14,023
PBF Energy, Class A  494,523 9,440
Range Resources  768,823 30,699
Viper Energy  516,695 23,329
109,631
Total Energy 197,114
FINANCIALS  18.7%
Banks  9.8%
Banc of California  1,599,810 22,701
Blue Foundry Bancorp (1) 380,801 3,503

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cadence Bank  718,341 21,809
Capitol Federal Financial  1,541,647 8,633
Columbia Banking System  921,336 22,978
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(3) 13,013 823
Dime Community Bancshares  554,794 15,468
Dogwood State Bank (1) 247,867 3,656
East West Bancorp  408,589 36,675
Eastern Bankshares  828,394 13,586
Equity Bancshares, Class A  371,439 14,635
FB Financial  367,274 17,027
First Bancshares  487,765 16,491
Five Star Bancorp  454,532 12,636
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(3) 245,627 1,105
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(3) 47,055 32
HarborOne Bancorp  570,861 5,920
Home BancShares  498,962 14,106
Kearny Financial  740,215 4,634
Live Oak Bancshares  543,925 14,501
Origin Bancorp  346,408 12,010
Pacific Premier Bancorp  235,547 5,022
Pinnacle Financial Partners  290,461 30,800
Popular  121,864 11,256
Prosperity Bancshares  306,999 21,910
SouthState  318,807 29,592
Texas Capital Bancshares (1) 299,235 22,353
Western Alliance Bancorp  296,272 22,763
406,625
Capital Markets  4.2%
Cboe Global Markets  285,155 64,528
Hamilton Lane, Class A  222,528 33,083
StepStone Group, Class A  253,658 13,248
Stifel Financial  43,758 4,125
TMX Group (CAD)  1,652,989 60,351
175,335
Consumer Finance  0.6%
Encore Capital Group (1) 299,288 10,260
SLM  462,483 13,583
23,843
Financial Services  1.6%
Marqeta, Class A (1) 2,706,699 11,151
PennyMac Financial Services  429,685 43,016
Toast, Class A (1) 349,079 11,579
65,746
Insurance  2.5%
Assurant  65,671 13,774
Goosehead Insurance, Class A  154,923 18,290
Hanover Insurance Group  49,151 8,550
RLI  233,600 18,765
Root, Class A (1) 86,370 11,525
Shares/Par $ Value
(Cost and value in $000s)
‡
Selective Insurance Group  7,162 656
TWFG (1) 372,000 11,499
White Mountains Insurance Group  11,222 21,611
104,670
Total Financials 776,219
HEALTH CARE  15.8%
Biotechnology  6.4%
Arcellx (1) 283,380 18,590
Arrowhead Pharmaceuticals (1) 413,869 5,273
Ascendis Pharma, ADR (1) 125,454 19,553
Avidity Biosciences (1) 183,422 5,415
Black Diamond Therapeutics (1) 1,236,268 1,916
Blueprint Medicines (1) 165,853 14,680
Centessa Pharmaceuticals, ADR (1) 251,846 3,622
Crinetics Pharmaceuticals (1) 152,321 5,109
CRISPR Therapeutics (1) 98,187 3,341
Cytokinetics (1) 500,201 20,103
Dyne Therapeutics (1) 155,063 1,622
Erasca (1) 1,853,507 2,539
Immatics (1) 1,698,943 7,662
Immunocore Holdings, ADR (1) 992,497 29,447
Immunome (1) 1,526,901 10,276
Immunovant (1) 1,285,933 21,977
Insmed (1) 184,210 14,053
Ionis Pharmaceuticals (1) 659,867 19,908
Krystal Biotech (1) 44,261 7,980
Merus (1) 88,136 3,710
Metsera (1) 238,737 6,498
Metsera, Acquisition Date: 11/12/24,
Cost $3,417 (1)(3) 288,543 7,854
Nurix Therapeutics (1) 299,323 3,556
Prime Medicine (1) 348,418 693
Revolution Medicines (1) 394,120 13,936
Vaxcyte (1) 181,382 6,849
Vera Therapeutics (1) 328,373 7,888
264,050
Health Care Equipment &
Supplies  4.1%
Haemonetics (1) 207,387 13,179
Kestra Medical Technologies (1) 225,549 5,621
Kestra Medical Technologies,
Acquisition Date: 7/15/24 - 3/6/25,
Cost $3,395 (1)(3) 294,106 7,329
Lantheus Holdings (1) 162,115 15,822
Masimo (1) 394,214 65,676
Neogen (1) 1,219,857 10,576
Outset Medical (1) 382,050 4,226
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(3) 1,897,440 778
Penumbra (1) 42,392 11,336
PROCEPT BioRobotics (1) 257,794 15,019
QuidelOrtho (1) 534,735 18,700
168,262

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers &
Services  3.3%
Alignment Healthcare (1) 1,374,670 25,596
BrightSpring Health Services (1) 813,849 14,723
Concentra Group Holdings Parent  635,580 13,792
HealthEquity (1) 164,448 14,532
Molina Healthcare (1) 53,419 17,596
NeoGenomics (1) 647,299 6,143
Oscar Health, Class A (1) 1,869,354 24,507
RadNet (1) 373,458 18,568
135,457
Health Care Technology  0.3%
Doximity, Class A (1) 185,555 10,768
10,768
Life Sciences Tools &
Services  1.3%
Bruker  323,641 13,509
Repligen (1) 63,800 8,118
Sotera Health (1) 1,232,019 14,365
Stevanato Group  798,635 16,308
52,300
Pharmaceuticals  0.4%
Axsome Therapeutics (1) 63,503 7,406
Elanco Animal Health (1) 803,025 8,432
Rapport Therapeutics (1) 189,962 1,905
17,743
Total Health Care 648,580
INDUSTRIALS & BUSINESS
SERVICES  17.9%
Aerospace & Defense  1.1%
Karman Holdings (1) 195,243 6,525
Leonardo DRS  573,260 18,849
Loar Holdings (1) 314,535 22,222
47,596
Building Products  1.1%
AAON  4,453 348
AZZ  369,893 30,927
CSW Industrials  27,794 8,103
Simpson Manufacturing  28,701 4,508
43,886
Commercial Services &
Supplies  2.0%
Casella Waste Systems, Class A (1) 185,469 20,682
MSA Safety  67,143 9,849
Tetra Tech  8,435 247
VSE  444,104 53,288
84,066
Construction & Engineering  1.6%
API Group (1) 1,181,842 42,263
Arcosa  313,245 24,157
66,420
Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment  0.2%
Thermon Group Holdings (1) 343,893 9,577
9,577
Ground Transportation  0.8%
Landstar System  2,314 348
RXO (1) 703,685 13,440
Saia (1) 61,377 21,447
35,235
Machinery  6.1%
AGCO  5,549 514
Atmus Filtration Technologies  394,073 14,474
Crane  140,489 21,520
Enerpac Tool Group  309,047 13,864
Enpro  151,984 24,589
Esab  387,304 45,121
ESCO Technologies  86,825 13,816
Federal Signal  233,204 17,152
Graco  128,166 10,703
Hillenbrand  151,477 3,657
Hillman Solutions (1) 913,117 8,026
RBC Bearings (1) 145,057 46,675
Spirax Group (GBP)  164,243 13,240
SPX Technologies (1) 150,701 19,407
Toro  5,989 436
253,194
Professional Services  1.0%
Acuren (1) 831,957 9,252
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 291,546 1,790
iCapital, Acquisition Date: 3/10/25,
Cost $2,597 (1)(2)(3) 185,538 2,597
Parsons (1) 248,644 14,722
Paylocity Holding (1) 72,413 13,566
41,927
Trading Companies &
Distributors  4.0%
Custom Truck One Source (1) 1,040,614 4,391
FTAI Aviation  228,985 25,424
GMS (1) 182,919 13,384
McGrath RentCorp  153,271 17,074
QXO  2,199,149 29,777
Rush Enterprises, Class A  262,057 13,997
SiteOne Landscape Supply (1) 402,390 48,866
Transcat (1) 144,978 10,794
163,707
Total Industrials & Business Services 745,608
INFORMATION
TECHNOLOGY  10.3%
Electronic Equipment,
Instruments & Components  3.4%
CTS  300,458 12,484
Insight Enterprises (1) 66,976 10,046
Mirion Technologies (1) 2,955,893 42,861

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Novanta (1) 164,520 21,037
PAR Technology (1) 640,643 39,297
Teledyne Technologies (1) 28,045 13,958
139,683
IT Services  0.3%
Globant (1) 102,246 12,037
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(3) 71,410 2,485
14,522
Semiconductors & Semiconductor
Equipment  1.4%
Entegris  4,246 371
Lattice Semiconductor (1) 903,112 47,368
MACOM Technology Solutions
Holdings (1) 108,884 10,930
58,669
Software  5.2%
Amplitude, Class A (1) 2,112,697 21,528
Appfolio, Class A (1) 2,021 444
Aurora Innovation (1) 2,889,877 19,434
CCC Intelligent Solutions
Holdings (1) 2,213,645 19,989
Descartes Systems Group (1) 381,305 38,447
Intapp (1) 231,530 13,517
JFrog (1) 410,672 13,142
nCino (1) 489,935 13,459
Onestream (1) 908,753 19,393
ServiceTitan, Class A (1) 34,111 3,244
ServiceTitan, Class A, Acquisition
Date: 11/9/18 - 5/4/21,
Cost $3,551 (1)(3) 109,037 10,371
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(3) 74,692 311
Vertex, Class A (1) 434,546 15,213
Workiva (1) 328,118 24,907
213,399
Total Information Technology 426,273
MATERIALS  3.9%
Chemicals  0.8%
Element Solutions  810,140 18,317
HB Fuller  243,763 13,680
PureCycle Technologies (1) 212,790 1,473
33,470
Construction Materials  0.3%
Knife River (1) 155,388 14,018
14,018
Containers & Packaging  0.8%
International Paper  634,306 33,840
33,840
Metals & Mining  1.7%
Constellium (1) 2,152,147 21,715
Osisko Gold Royalties  1,014,737 21,431
Royal Gold  84,521 13,820
Shares/Par $ Value
(Cost and value in $000s)
‡
Warrior Met Coal  294,735 14,065
71,031
Paper & Forest Products  0.3%
Louisiana-Pacific  129,876 11,946
West Fraser Timber (CAD)  12,393 952
12,898
Total Materials 165,257
REAL ESTATE  5.7%
Hotel & Resort Real Estate
Investment Trusts  0.2%
Ryman Hospitality Properties, REIT  99,400 9,089
9,089
Industrial Real Estate Investment
Trusts  1.1%
EastGroup Properties, REIT  118,658 20,902
Terreno Realty, REIT  395,184 24,983
45,885
Real Estate Management &
Development  1.5%
Colliers International Group  161,456 19,585
FirstService  128,676 21,354
Landbridge, Class A  266,087 19,142
Opendoor Technologies (1) 414,484 423
60,504
Residential Real Estate
Investment Trusts  1.3%
Flagship Communities REIT  584,918 9,856
Independence Realty Trust, REIT  1,645,936 34,943
UNITE Group (GBP)  870,931 9,165
53,964
Retail Real Estate Investment
Trusts  0.5%
Curbline Properties, REIT  826,105 19,984
19,984
Specialized Real Estate
Investment Trusts  1.1%
CubeSmart, REIT  1,023,367 43,708
43,708
Total Real Estate 233,134
UTILITIES  4.1%
Electric Utilities  2.5%
Hawaiian Electric Industries (1) 1,239,376 13,571
IDACORP  257,839 29,966
OGE Energy  591,358 27,179
TXNM Energy  646,199 34,559
105,275
Gas Utilities  0.9%
Chesapeake Utilities  289,310 37,156
37,156

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable
Electricity Producers  0.0%
Talen Energy (1) 2,156 431
431
Water Utilities  0.7%
California Water Service Group  320,257 15,520
Middlesex Water  184,022 11,796
27,316
Total Utilities 170,178
Total Miscellaneous Common
Stocks  4.6% (5) 189,594
Total Common Stocks (Cost
$3,298,973) 4,026,121
CONVERTIBLE BONDS  0.0%
HEALTH CARE  0.0%
Health Care Equipment &
Supplies  0.0%
Kardium, 10.00%, 12/31/26,
Acquisition Date: 5/31/24,
Cost $2,301 (1)(2)(3) 2,300,700 2,498
Total Health Care 2,498
Total Convertible Bonds (Cost
$2,301) 2,498
CONVERTIBLE PREFERRED STOCKS  2.3%
CONSUMER
DISCRETIONARY  0.0%
Hotels, Restaurants &
Leisure  0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,632 (1)(2)(3)(4) 404,324 1,504
1,504
Specialty Retail  0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(3) 1,098,082 977
977
Total Consumer Discretionary 2,481
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $17 (1)(2)(3) 919 3
Total Consumer Staples 3
FINANCIALS  0.1%
Banks  0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(3) 45,609 2,886
Total Financials 2,886
Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE  0.9%
Biotechnology  0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(3) 853,615 4,200
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(3) 583,832 2,872
7,072
Health Care Equipment &
Supplies  0.1%
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,459
2,459
Health Care Providers &
Services  0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(3) 2,080,305 2,788
2,788
Life Sciences Tools &
Services  0.5%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(3) 214,212 2,523
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(3) 381,143 530
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 12,319
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(3) 155,519 7,227
22,599
Total Health Care 34,918
INDUSTRIALS & BUSINESS
SERVICES  0.3%
Aerospace & Defense  0.1%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 85,921 60
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(3) 1,087,799 3,018
Epirus, Series D, Acquisition Date:
1/21/25, Cost $608 (1)(2)(3) 219,044 608
3,686
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 1,174
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(3) 78,800 413
1,587
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition
Date: 1/20/22, Cost $2,969 (1)(2)(3) 142,571 282
282

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.2%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 393,660 2,417
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 627,795 3,855
6,272
Total Industrials & Business Services 11,827
INFORMATION
TECHNOLOGY  0.5%
IT Services  0.1%
Haul Hub, Series B, Acquisition
Date: 2/14/20 - 3/3/21,
Cost $2,376 (1)(2)(3) 162,965 728
Haul Hub, Series C, Acquisition
Date: 4/14/22, Cost $959 (1)(2)(3) 50,834 227
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(3) 16,080 560
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(3) 1,600 56
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(3) 1,750 61
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $1,286 (1)(2)(3) 57,265 1,993
3,625
Semiconductors & Semiconductor
Equipment  0.1%
Lightmatter, Series D, Acquisition
Date: 10/11/24, Cost $4,513 (1)(2)(3) 56,255 4,513
4,513
Software  0.3%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 6,145
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(3) 154,275 2,022
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 613,641 2,111
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(3) 90,776 378
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(3) 74,504 310
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(3) 1,348 6
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(3) 172,687 718
11,690
Total Information Technology 19,828
Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS  0.4%
Chemicals  0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(3) 88,718 5,258
Sila Nano, Series F, Acquisition
Date: 1/7/21, Cost $5,284 (1)(2)(3) 128,029 2,504
7,762
Metals & Mining  0.2%
Kobold Metals, Series B-1,
Acquisition Date: 1/10/22,
Cost $3,092 (1)(2)(3) 112,792 9,582
9,582
Total Materials 17,344
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Kobold Metals, Series C-1,
Acquisition Date: 9/20/24,
Cost $4,476 (1)(2)(3) 52,690 4,476
Total Miscellaneous 4,476
Total Convertible Preferred Stocks
(Cost $116,409) 93,763
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve
Fund, 4.39% (6)(7) 10,666,156 10,666
Total Short-Term Investments
(Cost $10,666) 10,666
Total Investments in
Securities  99.8%
(Cost $3,428,349) $ 4,133,048
Other Assets Less Liabilities 0.2% 9,653
Net Assets 100.0% $ 4,142,701

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $140,582 and represents 3.4% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.39% $ —# $ — $ 223+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government Reserve Fund, 4.39% $ 30,878  ¤  ¤ $ 10,666^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $223 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $10,666.

T. Rowe Price Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. Rowe Price Institutional Small-Cap Stock Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,845,432 $ 161,922 $ 18,767 $ 4,026,121
Convertible Bonds — — 2,498 2,498
Convertible Preferred Stocks — — 93,763 93,763
Short-Term Investments 10,666 — — 10,666
Total $ 3,856,098 $ 161,922 $ 115,028 $ 4,133,048

T. Rowe Price Institutional Small-Cap Stock Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2025, totaled $1,075,000 for the period ended March 31, 2025.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E129-054Q1 03/25
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/25
Investment in Securities
Common Stocks $ 23,523 $ (1,480) $ 2,598 $ (5,874) $ 18,767
Convertible Bonds 2,301 197 — — 2,498
Convertible Preferred Stocks 95,695 877 608 (3,417) 93,763
Total $ 121,519 $ (406) $ 3,206 $ (9,291) $ 115,028